RELATED PARTY TRANSACTIONS - Summary of Warrants Held by Related Parties (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Key Management and Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Number of stock options and warrants held by related parties (in shares)	4,662,930	6,216,514